SHARE BASED PAYMENTS (Schedule of Outstanding Option Activity) (Details) - Stock Options	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Options at beginning of period | $	1,054,570	1,784,029
Exercised, options | $	(68,927)	(211,626)
Assumed on acquisition, options | $	405,240
Expired unexercised, options | $	(141,500)	(517,833)
Outstanding, Options, at end of period | $	1,249,383	1,054,570
Vested and exercisable, at end of period | $	1,249,383	1,054,570
Outstanding, options, Weighted average exercise price, beginning | $ / shares	$ 6.28	$ 5.85
Exercised, options, Weighted average exercise price | $ / shares	4.99	6.28
Assumed on acquisition, Weighted average exercise price | $ / shares	3.77
Expired unexercised, Weighted average exercise price | $ / shares	3.22	4.79
Outstanding, options, Weighted average exercise price, ending | $ / shares	5.88	6.28
Vested and exercisable, options, Weighted average exercise price | $ / shares	$ 5.88	$ 6.28